Basis of Presentation and Organization (Tables)	12 Months Ended
Jun. 30, 2013
Basis of Presentation and Organization [Abstract]
Effect of the restatements and reclassification of Statement of Balance sheet
BALANCE SHEETS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June 30, 2012	June 30, 2012	June 30, 2013	June 30, 2013	June 30, 2013
ASSETS
CURRENT ASSETS
TOTAL CURRENT ASSETS	33,919,346	-	33,919,346	35,974,537	-	35,974,537

NON-CURRENT ASSETS
Intangible assets	3,467,872	-	3,467,872	3,512,767	-	3,512,767
Deferred tax asset	2,155,244	(114,156)	2,041,089	988,860	141,594	1,130,454
Property, plant and equipment	684,786	-	684,786	578,136	-	578,136
Other assets	-	-	-	95,973	-	95,973
Goodwill	-	-	-	69,057	-	69,057
TOTAL NON-CURRENT ASSETS	6,307,902	(114,156)	6,193,747	5,244,793	141,594	5,386,387

TOTAL ASSETS	$40,227,248	$(114,156)	$40,113,093	$41,219,330	$141,594	$41,360,924

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
Trade and other payables	6,597,747	(1)	6,597,746	5,250,399	-	5,250,399
Wholesale loan facility	24,688,865	-	24,688,865	25,669,388	-	25,669,388
Cash reserve	703,003	-	703,003	2,731,094	-	2,731,094
TOTAL CURRENT LIABILITIES	31,989,615	(1)	31,989,614	33,650,881	-	33,650,881

NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	218,574	-	218,574	45,665	-	45,665

TOTAL LIABILITIES	32,208,189	(1)	32,208,188	33,696,546	-	33,696,546

EQUITY
Preferred stock	50	-	50	50	-	50
Common stock	530,000	-	530,000	996,164	(1)	996,163
Common stock to be issued	-	-	-	-	33,837	33,837
Additional paid-in capital	14,639,149	1	14,639,150	14,496,411	(33,836)	14,462,575
Other accumulated comprehensive gain (loss)	(244,289)	(8,769)	(253,058)	(1,052,144)	(27,618)	(1,079,762)
Accumulated deficit	(6,905,851)	(105,386)	(7,011,237)	(6,917,697)	169,212	(6,748,485)
TOTAL EQUITY	8,019,059	(114,154)	7,904,905	7,522,784	141,594	7,664,378

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$40,227,248	$(114,155)	$40,113,093	$41,219,330	$141,594	$41,360,924

Effect of the restatements and reclassification of Statement of Operations
STATEMENTS OF OPERATIONS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June, 30 2012	June, 30 2012	June 30, 2013	June 30, 2013	June 30, 2013
Revenue	$4,171,622	$-	$4,171,622	$6,098,374	$(793,244)	$5,305,130
Cost of revenue	2,622,383	92,844	2,715,227	3,700,918	(699,345)	3,001,573
Gross profit	1,549,239	(92,844)	1,456,395	2,397,456	(93,899)	2,303,557

Operating expenses
Compensation expenses	807,671	(960)	806,711	859,754	(129,486)	730,268
Research and development expense	199,144	-	199,144	472,229	-	472,229
Bad debt expenses	78,038	-	78,038	393,774	-	393,774
Occupancy expenses	254,145	(33,145)	221,000	276,615	(22,483)	254,132
Depreciation expense	129,246	(92,844)	36,402	169,743	(93,899)	75,844
General and administration expenses	207,629	19,307	226,936	99,251	151,969	251,220
Total operating expenses	1,675,873	(107,642)	1,568,231	2,271,366	(93,899)	2,177,467
(loss) Income from operations	(126,634)	14,798	(111,836)	126,090	-	126,090

Other income / (expense)
Interest income	109,899	-	109,899	114,309	-	114,309
Research and development grant	302,876	-	302,876	526,962	-	526,962
Other (expense) income	-	(14,797)	(14,797)	(182,566)	-	(182,566)
Finance costs	(28,555)	-	(28,555)	(16,797)	-	(16,797)
Total other income	384,220	(14,797)	369,423	441,908	-	441,908
(Loss) income from operations before income taxes	257,586	1	257,587	567,998	-	567,998
Income tax expense	-	179,647	179,647	579,844	(274,598)	305,246
Net (loss) income	257,586	(179,646)	77,940	(11,846)	274,598	262,752
Other comprehensive income	(253,444)	164	(253,280)	(807,855)	(18,849)	(826,704)
Comprehensive (loss) income	$4,142	$(179,482)	$(175,340)	$(819,701)	$255,749	$(563,952)

Net income (loss) per share:
Basic	$0.049	$(0.034)	$0.015	$(0.002)	$0.052	$0.049
Diluted	$0.049	$(0.034)	$0.015	$(0.002)	$0.052	$0.049

Effect of the restatements and reclassification of Statement of Cash Flows
STATEMENTS OF CASH FLOWS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June 30, 2012	June 30, 2012	June 30, 2013	June 30, 2013	June 30, 2013
Net income (loss)	$257,586	$(179,646)	$77,940	$(11,846)	$274,598	$262,752
Adjustments to reconcile net loss to net cash used in operating activities:

Depreciation & amortization	594,011	-	594,011	697,017	-	697,017
(Increase) / decrease in assets:
Trade receivables	(7,765,220)	-	(7,765,220)	(3,555,934)	-	(3,555,934)
Inventories	3,440	-	3,440	(120,644)	-	(120,644)
Deferred tax assets	-	179,646	179,646	579,844	(274,598)	305,246
Other assets	(862,462)	-	(862,462)	324,906	-	324,906
Increase/ (decrease) in current liabilities:
Trade payables	3,737,665	-	3,737,665	(769,094)	-	(769,094)
Net cash used in operating activities	(4,034,980)	-	(4,034,980)	(2,855,751)	-	(2,855,751)

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(790,967)	-	(790,967)	(824,747)	-	(824,747)

CASH FLOWS FROM FINANCING
ACTIVITIES
Net cash provided by financing activities	7,751,988	-	7,751,988	6,096,650	-	6,096,650

Net cash provided by operations	2,926,041	-	2,926,041	2,416,152	-	2,416,152

Effect of exchange rate changes on cash and cash equivalents	(163,975)	-	(163,975)	(827,350)	-	(827,350)
Net increase in cash and cash equivalents	2,762,066	-	2,762,066	1,588,802	-	1,588,802
Cash and cash equivalents at the beginning of the period	2,854,959	-	2,854,959	5,617,025	-	5,617,025

Cash and cash equivalents at the end of the period	5,617,025	-	5,617,025	7,205,827	-	7,205,827

SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for:
Income tax payments	$-	$-	$-	$-	$-	$-
Interest payments	$1,711,920	$-	$1,711,920	$1,905,471	$-	$1,905,471